Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2010
Additional Information - Condensed Financial Statements
Additional Information - Condensed Financial Statements

24. Additional information—Condensed Financial Statements

The separate condensed financial statements of Perfect World Co., Ltd. (the "Company") as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheet as "Long-term investments" and the profit of the subsidiaries is presented as "Equity in profit of subsidiaries &VIEs" on the statement of operations.

For the VIEs, where the Company is the primary beneficiary, the amount of the Company's investment is included on the balance sheet as "Long-term investments" and profit or loss of the VIEs is included in "Equity in profit of subsidiaries &VIEs" in the statement of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long term obligations, or guarantees as of December 31, 2010. Operating expense for the Company for the year ended December 31, 2010 include share-based compensation expenses as a result of the options granted to employees. Total share-based compensation for the years ended December 31, 2008, 2009 and 2010 were RMB48,713,139, RMB74,958,496 and RMB93,159,912, respectively, which were recorded in the Company's financial statements.

The related party transactions between the Company and the VIEs and the subsidiaries include the inter-company loans, professional fees paid by the Company on behalf of the VIEs, and the overseas licensing fees received by the Company on behalf of the VIEs and the subsidiaries.

Financial information of parent company

Condensed Balance Sheets

		December 31, 2009	December 31, 2010	December 31, 2010
	Notes
		RMB	RMB	USD (Note 2(5))
Assets
Current assets
Cash and cash equivalents	2(6)	82,295,837	30,801,046	4,666,825
Accounts receivable, net		15,838,140	5,355,298	811,409
Due from related parties		65,509,319	43,495,643	6,590,249
Prepayments and other assets		3,340,638	14,699,704	2,227,228
Deferred tax assets		153,906	214,828	32,550

Total current assets		167,137,840	94,566,519	14,328,261

Non current assets
Interest in subsidiaries and VIEs		2,433,812,262	3,566,714,940	540,411,352
Intangible assets, net		—	1,931,695	292,681
Due from related parties		260,014,712	244,877,633	37,102,672
Prepayments and other assets		618,177	428,266	64,890
Deferred tax assets		—	8,564	1,298

Total assets		2,861,582,991	3,908,527,617	592,201,154

Liabilities and Shareholders' Equity
Current liabilities
Accrued expenses and other liabilities		11,061,574	9,318,803	1,411,940
Due to related parties		27,765,997	138,897,196	21,045,030
Deferred revenues		1,327,720	2,782,126	421,534

Total current liabilities		40,155,291	150,998,125	22,878,504

Deferred revenues		524,182	196,685	29,801
Due to related parties		523,644,350	507,884,865	76,952,252

Total liabilities		564,323,823	659, 079,675	99,860,557

Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 49,171,190 Class A ordinary shares issued and outstanding, 199,957,195 Class B ordinary shares issued and outstanding as of December 31, 2009; 10,000,000,000 shares authorized, 39,171,195 Class A ordinary shares issued and outstanding, 211,839,885 Class B ordinary shares issued and outstanding as of December 31, 2010)	14	198,506	199,791	30,271
Additional paid-in capital	14	381,099,428	493,089,324	74,710,504
Statutory reserves	2(23)	181,563,507	239,264,390	36,252,180
Accumulated other comprehensive loss	2(4)	(65,453,442)	(65,956,622)	(9,993,428)
Retained earnings		1,799,851,169	2,582,851,059	391,341,070

Total Shareholders' Equity		2,297,259,168	3,249,447,942	492,340,597

Total Liabilities and Shareholders' Equity		2,861,582,991	3,908,527,617	592,201,154

Financial information of parent company

Condensed Statements of Operations

	For the years ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	USD (Note 2(5))
Revenues
Overseas licensing revenues	96,719,972	66,312,348	43,822,382	6,639,755

Total Revenues	96,719,972	66,312,348	43,822,382	6,639,755
Cost of revenues	(2,386,498)	(3,387,175)	(5,404,260)	(818,827)

Gross profit	94,333,474	62,925,173	38,418,122	5,820,928
Operating expenses
Research and development expenses	(22,684,164)	(36,730,329)	(37,540,626)	(5,687,974)
Sales and marketing expenses	(7,038,182)	(10,214,114)	(17,981,008)	(2,724,395)
General and administrative expenses	(38,767,936)	(44,795,378)	(42,812,952)	(6,486,811)

Total operating expenses	(68,490,282)	(91,739,821)	(98,334,586)	(14,899,180)

Operating profit / (loss)	25,843,192	(28,814,648)	(59,916,464)	(9,078,252)

Other income / (expenses)
Interest income	8,386,868	141,326	13,003	1,970
Others, net	7,589	(135,949)	(110,866)	(16,797)

Income / (loss) before tax	34,237,649	(29,809,271)	(60,014,327)	(9,093,079)
Income tax expense	(15,194,185)	(16,125,344)	(6,527,910)	(989,077)
Equity in profit of subsidiaries &VIEs	627,412,650	1,082,136,014	907,243,010	137,461,062

Net income	646,456,114	1,037,201,399	840,700,773	127,378,906

Condensed Statements of Cash Flows

	For the years ended December 31
	2008	2009	2010	2010
	RMB	RMB	RMB	USD (Note 2(5))
Net cash (used in) / provided by operating activities	(28,668,288)	52,441,386	31,956,937	4,841,960
Net cash (used in) / provided by investing activities	(570,120,549)	286,124,513	(204,134,480)	(30,929,467)
Net cash (used in) / provided by financing activities	(738,762)	(343,196,447)	121,370,269	18,389,435
Effect of exchange rate changes on cash and cash equivalents	(19,453,753)	(111,558)	(687,517)	(104,169)

Net decrease in cash	(618,981,352)	(4,742,106)	(51,494,791)	(7,802,241)
Cash and cash equivalents, beginning of the period	706,019,295	87,037,943	82,295,837	12,469,066

Cash and cash equivalents, end of the period	87,037,943	82,295,837	30,801,046	4,666,825